BACKGROUND, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUTNING POLICIES - Transition Services Agreement - Post-Spin-Off (Details) - Transition Services Agreement - SPX	Sep. 26, 2015
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Term of services	12 months
Termination notice period	30 days